Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Tactical Advantage ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%	8.19%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	18.18%